Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,265,000
Total Fee Amount	2,384.3
Total Offset Amount	0
Net Fee	$ 2,384.3
Offset Table N/A	N/A